Concentration of credit risk (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Schedule of concentration of credit risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Percentage of the Group’s total revenues
Customer A	12%	*	11%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable, net:

	As of December 31,
	2023	2024
	RMB	RMB
Percentage of the Group’s accounts receivables, net
Customer A	60%	35%
Customer B	11%	*
Customer C	*	24%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total contract liabilities:

	As of December 31,
	2023	2024
	RMB	RMB
Percentage of the Group’s contract liabilities
Customer D	25%	-
Customer E	21%	-
Customer F	-	41%
Customer G	-	31%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Percentage of the Group’s total purchases
Supplier A	*	15%	*
Supplier B	24%	*	-

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2023 and 2024

(All amounts in thousands, except for share and per share data, unless otherwise noted)

17.	Concentration of credit risk (cont.)

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:

	As of December 31,
	2023	2024
	RMB	RMB
Percentage of the Group’s accounts payable
Supplier C	42%	19%
Supplier D	11%	-
Supplier E	-	18%
Supplier F	-	15%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total advance to suppliers, net:

	As of December 31,
	2023	2024
	RMB	RMB
Percentage of the Group’s advance to suppliers, net
Supplier G	23%	-
Supplier H	12%	-
Supplier I	*	22%
Supplier J	-	18%
Supplier K	-	12%
Supplier L	-	12%

*	Represent percentage less than 10%